Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 24, 2020
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 24, 2020
Document Effective Date	Sep. 24, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Premier Balanced Fund | Class R3
Prospectus:
Trading Symbol	MMBRX
MassMutual Premier Balanced Fund | Class I
Prospectus:
Trading Symbol	MBBIX
MassMutual Premier Balanced Fund | Class R4
Prospectus:
Trading Symbol	MBBRX
MassMutual Premier Balanced Fund | Service Class
Prospectus:
Trading Symbol	MBAYX
MassMutual Premier Balanced Fund | Class R5
Prospectus:
Trading Symbol	MBLDX
MassMutual Premier Balanced Fund | Administrative Class
Prospectus:
Trading Symbol	MMBLX
MassMutual Premier Balanced Fund | Class A
Prospectus:
Trading Symbol	MMBDX
MassMutual Premier Disciplined Value Fund | Class I
Prospectus:
Trading Symbol	MPIVX
MassMutual Premier Disciplined Value Fund | Class R4
Prospectus:
Trading Symbol	MPIRX
MassMutual Premier Disciplined Value Fund | Service Class
Prospectus:
Trading Symbol	DENVX
MassMutual Premier Disciplined Value Fund | Class R5
Prospectus:
Trading Symbol	MEPSX
MassMutual Premier Disciplined Value Fund | Class R3
Prospectus:
Trading Symbol	MPINX
MassMutual Premier Disciplined Value Fund | Administrative Class
Prospectus:
Trading Symbol	MPILX
MassMutual Premier Disciplined Value Fund | Class A
Prospectus:
Trading Symbol	MEPAX
MassMutual Premier Disciplined Growth Fund | Class R3
Prospectus:
Trading Symbol	MPDRX
MassMutual Premier Disciplined Growth Fund | Class I
Prospectus:
Trading Symbol	MPDIX
MassMutual Premier Disciplined Growth Fund | Class R4
Prospectus:
Trading Symbol	MPDGX
MassMutual Premier Disciplined Growth Fund | Service Class
Prospectus:
Trading Symbol	DEIGX
MassMutual Premier Disciplined Growth Fund | Class R5
Prospectus:
Trading Symbol	MPGSX
MassMutual Premier Disciplined Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MPGLX
MassMutual Premier Disciplined Growth Fund | Class A
Prospectus:
Trading Symbol	MPGAX